Note 44 Transactions with members of the Board of Directors and Senior Management (Details) - EUR (€) € in Thousands		Jun. 30, 2022	Dec. 31, 2021
Director [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		€ 774	€ 765
Bank guarantees to related parties		0	0
Business credit to related parties		0	0
Related parties [member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		2,018	207
Bank guarantees to related parties		0	0
Business credit to related parties		0	0
Senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties	[1]	6,425	5,419
Bank guarantees to related parties	[1]	10	10
Business credit to related parties	[1]	0	0
Related parties of senior management [Member]
Transactions with members of the Board of Directors and Senior Management [Line Items]
Loans and credits to related parties		786	573
Bank guarantees to related parties		0	0
Business credit to related parties		€ 0	€ 0

[1]	(*) Excluding executive directors